Cover Page	May 18, 2021	Oct. 06, 2020
Cover [Abstract]
Amendment Flag		false
Entity Central Index Key		0001035443
Document Type	8-K
Document Period End Date	May 18, 2021
Entity Registrant Name	ALEXANDRIA REAL ESTATE EQUITIES, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-12993
Entity Tax Identification Number	95-4502084
Entity Address, Address Line One	26 North Euclid Avenue
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91101
City Area Code	626
Local Phone Number	578-0777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	ARE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false